Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Cost	$ 12,761	$ 13,136
Accumulated amortization	(4,199)	(2,851)
Additions, at cost	25,620
Amortization current period	(2,329)	(1,471)
Intangible assets, net	$ 31,853	$ 8,814